Subsequent events - TDIRA buyback (Details) - TDIRA buyback [Member] € in Millions	Jan. 28, 2020 EUR (€) shares
Disclosure of non-adjusting events after reporting period [line items]
Perpetual bonds redeemable shares | shares	12,749
Perpetual bonds redeemable shares remain outstanding | shares	45,232
Notional amount | €	€ 180
Notional amount outstanding | €	€ 638